Non-cash transactions	12 Months Ended
Dec. 31, 2020
Non-cash transactions
Non-cash transactions
28	Non-cash transactions

Non-monetary transactions for the year ended December 31, 2020 and 2019 and from October 11 to December 31, 2018 are, respectively: (i) Additions of right use and finance lease in the amount of R$ 35,925, R$ 31,177 and nil (Note 12), and, (ii) Disposals of contracts of right use and finance lease in the amount of R$ 3,429, R$ 34,852 (Note 16) and nil, deferred tax assets of IPO cost of R$ 13,676 (Note 22).